Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 30, 2020
Prospectus Date	rr_ProspectusDate	Jul. 30, 2020
KFA Global Carbon ETF (Prospectus Summary) | KFA Global Carbon ETF | KFA Global Carbon ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KRBN